Quantitative Information About Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Asset measured at fair value	$ 19,245	$ 16,086	$ 18,569
Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Asset measured at fair value	$ 601	$ 800	$ 4,747
Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%
Minimum | Significant Unobservable Inputs (Level 3) | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	0.00%
Minimum | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	0.00%
Minimum | Discounted Appraised Value | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			7.00%
Minimum | Discounted Appraised Value | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			0.00%
Minimum | Discounted Appraised Value | Other Real Estate Owned | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			10.00%
Minimum | Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	0.00%	0.00%
Maximum | Significant Unobservable Inputs (Level 3) | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	11.00%	20.00%
Maximum | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	34.00%	28.00%
Maximum | Discounted Appraised Value | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			32.00%
Maximum | Discounted Appraised Value | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		50.00%
Maximum | Discounted Appraised Value | Other Real Estate Owned | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			15.00%
Maximum | Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	32.00%	32.00%
Maximum | Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			56.00%
Average | Significant Unobservable Inputs (Level 3) | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	3.00%	6.00%
Average | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	14.00%	13.00%
Average | Discounted Appraised Value | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		12.00%
Average | Discounted Appraised Value | Impaired Loans | Discount for Lack of Marketability and Age of Appraisal
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			15.00%
Average | Discounted Appraised Value | Other Real Estate Owned | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range			10.00%
Average | Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Impaired Loans | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	12.00%	12.00%
Average | Discounted Appraised Value | Significant Unobservable Inputs (Level 3) | Other Real Estate Owned | Selling Cost
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%